SHARE-BASED COMPENSATION - Summary of Assumptions in the Binomial Option-Pricing Model used to Determine the Fair Value of Stock Options (Details) - $ / shares	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	10 years	10 years
Expected dividend yield	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares on the date of option grant	$ 18.09
Risk-free interest rate	2.00%
Expected volatility	59.80%
Expected early exercise multiple	2.8
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary shares on the date of option grant	$ 6.78
Risk-free interest rate	1.70%
Expected volatility	58.80%
Expected early exercise multiple	2.2		2.2x - 2.8x